5. EQUITY TRANSACTIONS (Details - Warrant activity) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Warrants outstanding	5,922,571	2,604,096	2,164,094
Warrants granted		5,618,182	749,825
Warrants exercised		(2,160,350)	(2,660)
Warrants cancelled/forfeited	(463,146)	(139,357)	(307,163)
Warrants outstanding	5,459,425	5,922,571	2,604,096
Warrants exercisable	5,459,425	5,922,571	2,604,096
Outstanding, Weighted Average Exercise Price	$ 1.80	$ 3.64	$ 6.68
Granted, Weighted Average Exercise Price		1.10	4.10
Exercised, Weighted Average Exercise Price		1.10	6.25
Cancelled/Forfeited, Weighted Average Exercise Price	2.61	6.52	5.18
Outstanding Weighted Average Exercise Price	1.77	1.80	3.64
Exercisable, Weighted Average Exercise Price	$ 1.77	1.80	3.64
Warrants Weighted average estimated fair value of warrants granted		$ 0.71	$ 2.65